Shareholders’ Equity	3 Months Ended
Mar. 31, 2021
Equity [Abstract]
Shareholders’ Equity	Shareholders’ Equity
Ordinary Shares

Each holder of ordinary shares is entitled to one vote per ordinary share and to receive dividends when and if such dividends are recommended by the board of directors and declared by the shareholders.  As of March 31, 2021, the Company has not declared any dividends.

Effective from June 26, 2018, the board of directors has the authority to allot new ordinary shares or to grant rights to subscribe for or to convert any security into ordinary shares in the Company up to a maximum aggregate nominal amount of $8,400. This authority runs for five years and will expire on June 26, 2023.

Effective from June 26, 2018, the board also has the authority to allot ordinary shares for cash or to grant rights to subscribe for or to convert any security into ordinary shares in the Company without first offering them to existing shareholders in proportion to their existing holdings up to an aggregate maximum nominal amount of $8,400. This authority runs for five years and will expire on June 26, 2023.

As of March 31, 2021 the Company’s issued capital share consisted of 70,515,354 ordinary shares, with a nominal value of  $0.000042 per share, (ii) 34,425 deferred shares, with a nominal value of £0.00001 per share, (iii) 88,893,548 B deferred shares, with a nominal value of £0.00099 per share and (iv) 1 C deferred share, with a nominal value of £0.000008. Each issued share has been fully paid.
Open Market Sale Agreement
On September 18, 2020, the Company entered into an Open Market Sale Agreement ("Sales Agreement") with Jefferies LLC, under which the Company may, at its option, offer and sell ADSs having an aggregate offering price of up to $100 million from time to time through Jefferies, acting as sales agent. Any such sales made through our sales agent can be made by any method that is deemed an “at-the-market offering” as defined in Rule 415 promulgated under the Securities Act, or in other transactions pursuant to an effective shelf registration statement on Form F-3. The Company agreed to pay Jefferies a commission of 3.0% of the gross proceeds of any sales of ADSs sold pursuant to the Sales Agreement. During three months ended March 31, 2021, the Company issued an aggregate of 1.7 million ADSs under the Sales Agreement for net proceeds, after underwriting discounts and offering expenses of $15.3 million.